Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 373,473	$ 364,012	$ 365,704
Profit/(loss) before taxes	(5,536)	461,968	(135,636)
Income Taxes	(16,675)	(11,499)	(72,809)
(Loss)/profit for the year from continuing operations	(22,211)	450,469	(208,445)
Depreciation and amortization	32,092	30,416	30,794
Financing income	(17,679)	(28,592)	(2,904)
Financing expenses	29,946	30,382	70,166
Other items:
Write back of financial guarantee		(62,563)
Gain on third party investment in Qoros		(504,049)
Recovery of financial guarantee	(11,144)
Fair value loss on put option	18,957	39,788
Share in losses/(income) of associated companies	41,430	105,257	110,665
Write back of impairment of investments			(28,758)
Other items	93,602	(389,361)	179,963
Adjusted EBITDA	88,066	72,607	44,327
Segment assets	1,319,064	1,224,338	2,404,163
Investments in associated companies	189,310	230,780	121,694
Total assets	1,508,374	1,455,118	2,525,857
Segment liabilities	796,586	739,400	1,474,510
OPC [Member]
Disclosure of operating segments [line items]
Revenue	373,142	363,262	365,395
Profit/(loss) before taxes	48,513	36,499	22,708
Income Taxes	(14,147)	(10,233)	(8,945)
(Loss)/profit for the year from continuing operations	34,366	26,266	13,763
Depreciation and amortization	31,141	29,809	30,102
Financing income	(1,930)	(2,031)	(1,088)
Financing expenses	28,065	27,219	33,753
Other items:
Write back of financial guarantee
Gain on third party investment in Qoros
Recovery of financial guarantee
Fair value loss on put option
Share in losses/(income) of associated companies
Write back of impairment of investments
Other items	57,276	54,997	62,767
Adjusted EBITDA	105,789	91,496	85,475
Segment assets	1,000,329	893,162	939,809
Investments in associated companies
Segment liabilities	761,866	700,452	742,692
Quantum [Member]
Disclosure of operating segments [line items]
Revenue
Profit/(loss) before taxes	(44,626)	456,854	(127,526)
Income Taxes
(Loss)/profit for the year from continuing operations	(44,626)	456,854	(127,526)
Depreciation and amortization
Financing income	(242)	(10,371)
Financing expenses		2,003	6,328
Other items:
Write back of financial guarantee		(62,563)
Gain on third party investment in Qoros		(504,049)
Recovery of financial guarantee	(11,144)
Fair value loss on put option	18,957	39,788
Share in losses/(income) of associated companies	37,055	78,338	121,198
Write back of impairment of investments
Other items	44,626	(456,854)	127,526
Adjusted EBITDA
Segment assets	71,580	91,626	15,654
Investments in associated companies	105,040	139,184	1,694
Segment liabilities			75,081
Other [Member]
Disclosure of operating segments [line items]
Revenue	331	750	309
Profit/(loss) before taxes	(9,423)	(31,385)	(30,818)
Income Taxes	(2,528)	(1,266)	(63,864)
(Loss)/profit for the year from continuing operations	(11,951)	(32,651)	(94,682)
Depreciation and amortization	951	607	692
Financing income	(15,507)	(48,430)	(13,230)
Financing expenses	1,881	33,400	41,499
Other items:
Write back of financial guarantee
Gain on third party investment in Qoros
Recovery of financial guarantee
Fair value loss on put option
Share in losses/(income) of associated companies	4,375	26,919	(10,533)
Write back of impairment of investments			(28,758)
Other items	(8,300)	12,496	(10,330)
Adjusted EBITDA	(17,723)	(18,889)	(41,148)
Segment assets	247,155	239,550	1,448,700
Investments in associated companies	84,270	91,596	120,000
Segment liabilities	$ 34,720	38,948	656,737
Adjustments [Member]
Disclosure of operating segments [line items]
Revenue
Profit/(loss) before taxes
Income Taxes
(Loss)/profit for the year from continuing operations
Depreciation and amortization
Financing income		32,240	11,414
Financing expenses		(32,240)	(11,414)
Other items:
Write back of financial guarantee
Gain on third party investment in Qoros
Fair value loss on put option
Share in losses/(income) of associated companies
Write back of impairment of investments
Other items
Adjusted EBITDA
Segment assets
Investments in associated companies
Segment liabilities